VALUE OF CHARTER PARTY CONTRACTS - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Jan. 01, 2019
Lessee, Lease, Description [Line Items]
Amortization of charter party-out contracts	$ 12,148	$ 18,732	$ 18,733
Operating leases, right of use assets, net	22,739	54,853		$ 205,328
Charter hire expense reduction	$ 0	$ 0	$ 672
Golden Hawk [Member]
Lessee, Lease, Description [Line Items]
Operating leases, right of use assets, net				$ 4,100